Net Income per Share	12 Months Ended
Dec. 31, 2015
Net Income per Share [Abstract]
Net Income per Share

20. Net Income per Share

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Net income per Class A and Class B ordinary share - basic:
Numerator:
Net income attributable to Phoenix New Media Limited	279,554	263,091	73,584	11,360
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	602,991,298	595,521,893	569,058,424	569,058,424
Weighted average number of contingently issuable shares	2,997,099	2,094,730	2,189,299	2,189,299
Denominator used in computing net income per share — basic	605,988,397	597,616,623	571,247,723	571,247,723
Net income per Class A and Class B ordinary share — basic	0.46	0.44	0.13	0.02
Net income per Class A and Class B ordinary share - diluted:
Numerator:
Net income attributable to Phoenix New Media Limited	279,554	263,091	73,584	11,360
Denominator:
Denominator used in computing net income per share — basic	605,988,397	597,616,623	571,247,723	571,247,723
Share-based awards	16,432,062	17,003,487	9,537,533	9,537,533
Denominator used in computing net income per share — diluted	622,420,459	614,620,110	580,785,256	580,785,256
Net income per Class A and Class B ordinary share — diluted	0.45	0.43	0.13	0.02
Net income per ADS (1 ADS represents 8 Class A ordinary shares):
Denominator used in computing net income per ADS — basic	75,748,550	74,702,078	71,405,965	71,405,965
Denominator used in computing net income per ADS — diluted	77,802,557	76,827,514	72,598,157	72,598,157
Net income per ADS — basic	3.69	3.52	1.03	0.16
Net income per ADS — diluted	3.59	3.42	1.01	0.16

The Company has included 2,997,099, 2,094,730 and 2,189,299 contingently issuable shares in the denominator used in computing basic and diluted net income per share for the years ended December 31, 2013, 2014 and 2015, respectively. These shares are contingently issuable upon the holder’s request without other substantive conditions and for no further consideration. There were 7,371,269, 27,823,275 and 29,572,888 options to purchase ordinary shares have been excluded from the computation of diluted net income per share for the years ended December 31, 2013, 2014 and 2015, respectively, as their effects would be anti-dilutive.